Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 12, 2021
Registrant Name	dei_EntityRegistrantName	Six Circles Trust
Central Index Key	dei_EntityCentralIndexKey	0001724826
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 12, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 12, 2021
Prospectus Date	rr_ProspectusDate	Aug. 19, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A